Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB CORPORATE SHARES
Entity Central Index Key	0001274676
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000030134
Shareholder Report [Line Items]
Fund Name	AB Corporate Income Shares
Class Name	AB Corporate Income Shares
Trading Symbol	ACISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Corporate Income Shares (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ACISX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ACISX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Corporate Income Shares	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, the Fund outperformed the Bloomberg U.S. Credit Bond Index, the “benchmark.” Security selection in banking, consumer non-cyclicals, communications-media, insurance and electric utilities contributed the most to performance. Yield-curve positioning detracted, mainly from underweights to maturities over 10 years and three- to five-years that were partially offset by gains from overweights on the two- to three-year and five- to seven-year parts of the curve, along with an underweight to the one- to two-year parts of the curve.

During the 12-month period, the Fund used derivatives in the form of futures and credit default swaps for hedging purposes; futures detracted from performance and credit default swaps had no material impact on the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB Corporate Income Shares	Bloomberg U.S. Credit Bond Index
04/15	$10,000	$10,000
04/16	$10,183	$10,277
04/17	$10,527	$10,558
04/18	$10,579	$10,627
04/19	$11,323	$11,304
04/20	$12,302	$12,363
04/21	$13,242	$12,889
04/22	$11,903	$11,583
04/23	$11,956	$11,666
04/24	$12,237	$11,755
04/25	$13,251	$12,650

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
AB Corporate Income Shares	8.29%	1.50%	2.85%
Bloomberg U.S. Credit Bond Index	7.61%	0.46%	2.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the Bloomberg U.S. Credit Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 169,080,060
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	139.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$169,080,060
# of Portfolio Holdings	281
Portfolio Turnover Rate	139%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Security Type Breakdown

Corporates - Investment Grade	96.6%
Governments - Sovereign Bonds	1.2%
Quasi-Sovereigns	0.8%
Corporates - Non-Investment Grade	0.6%
Other assets less liabilities	0.8%

C000192686
Shareholder Report [Line Items]
Fund Name	AB Impact Municipal Income Shares
Class Name	AB Impact Municipal Income Shares
Trading Symbol	ABIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Impact Municipal Income Shares (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABIMX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABIMX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Impact Municipal Income Shares	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, the Fund outperformed the Bloomberg Municipal Bond Index (the "benchmark"). Overall, security selection within not-for-profit health care and miscellaneous revenue added to performance, relative to the benchmark. Other contributors to performance included an overweight to the public primary/secondary education and state general obligation sectors. Duration and yield-curve positioning detracted from performance.

The Fund used derivatives in the form of interest rate swaps for hedging purposes, which added to overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB Impact Municipal Income Shares	Bloomberg Municipal Bond Index
09/17	$10,000	$10,000
04/18	$9,956	$9,866
04/19	$10,709	$10,473
04/20	$10,752	$10,700
04/21	$12,158	$11,528
04/22	$11,154	$10,619
04/23	$11,316	$10,925
04/24	$11,734	$11,152
04/25	$12,127	$11,338

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 9/12/17
AB Impact Municipal Income Shares	3.35%	2.44%	2.56%
Bloomberg Municipal Bond Index	1.66%	1.17%	1.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the Bloomberg Municipal Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 611,216,297
Holdings Count | Holding	262
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$611,216,297
# of Portfolio Holdings	262
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	0.4%
AA	30.2%
A	22.8%
BBB	30.2%
BB	5.4%
B	1.0%
Not Rated	10.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
C000090717
Shareholder Report [Line Items]
Fund Name	AB Municipal Income Shares
Class Name	AB Municipal Income Shares
Trading Symbol	MISHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Municipal Income Shares (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/MISHX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/MISHX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Municipal Income Shares	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, the Fund outperformed the Bloomberg Municipal Bond Index (the "benchmark"). Overweights to lower-rated (noninvestment-grade) bonds contributed to the Fund, relative to the benchmark, which is fully composed of investment-grade bonds. Security selection within not-for-profit health care and electric utility contributed, while Industrial Development Revenue-industry and water & sewer detracted. An overweight to senior living and multi-family housing contributed to overall performance, while an underweight to single family housing and an overweight to private primary/secondary education detracted.

The Fund used interest rate swaps for hedging purposes, which added to overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB Municipal Income Shares	Bloomberg Municipal Bond Index
04/15	$10,000	$10,000
04/16	$10,833	$10,529
04/17	$10,964	$10,545
04/18	$11,463	$10,709
04/19	$12,326	$11,368
04/20	$11,804	$11,614
04/21	$14,362	$12,513
04/22	$13,280	$11,527
04/23	$13,535	$11,858
04/24	$13,915	$12,105
04/25	$14,651	$12,306

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
AB Municipal Income Shares	5.39%	4.42%	3.89%
Bloomberg Municipal Bond Index	1.66%	1.17%	2.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 14,896,560,709
Holdings Count | Holding	2,177
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$14,896,560,709
# of Portfolio Holdings	2,177
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	1.6%
AA	18.3%
A	26.7%
BBB	17.9%
BB	8.5%
B	1.1%
CCC	0.2%
CC	-%
D	0.1%
A-1+	0.8%
Not Rated	24.8%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
C000091758
Shareholder Report [Line Items]
Fund Name	AB Taxable Multi-Sector Income Shares
Class Name	AB Taxable Multi-Sector Income Shares
Trading Symbol	CSHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Taxable Multi-Sector Income Shares (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CSHTX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CSHTX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Taxable Multi-Sector Income Shares	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, the Fund underperformed Bloomberg U.S. Aggregate ex-Government Bond Index (the "benchmark"). Industry allocation was the largest detractor from relative performance, mainly from overweights to US municipal bonds, commercial mortgage-backed securities and consumer cyclical–automotive. Yield-curve positioning was the largest contributor, from an overweights to the five- to 10-year parts of the curve. Security selection also contributed, mostly from selection among energy, banking and technology. Currency decisions did not have a meaningful impact on results.

The Fund used interest rate swaps and credit default swaps during the 12-month period, which had no material impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB Taxable Multi-Sector Income Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate ex Government Bond Index
04/15	$10,000	$10,000	$10,000
04/16	$10,114	$10,272	$10,268
04/17	$10,277	$10,357	$10,445
04/18	$10,343	$10,324	$10,459
04/19	$10,757	$10,870	$11,051
04/20	$11,125	$12,049	$11,992
04/21	$11,449	$12,017	$12,266
04/22	$11,121	$10,994	$11,121
04/23	$11,367	$10,947	$11,112
04/24	$11,869	$10,786	$11,049
04/25	$12,682	$11,651	$11,964

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
AB Taxable Multi-Sector Income Shares	6.85%	2.65%	2.40%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
Bloomberg U.S. Aggregate ex Government Bond Index	8.28%	-0.05%	1.81%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 449,028,773
Holdings Count | Holding	238
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$449,028,773
# of Portfolio Holdings	238
Portfolio Turnover Rate	67%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Security Type Breakdown

Corporates - Investment Grade	64.5%
Local Governments - US Municipal Bonds	13.5%
Asset-Backed Securities	4.0%
Collateralized Mortgage Obligations	3.1%
Corporates - Non-Investment Grade	0.1%
Short-Term Investments	14.2%
Other assets less liabilities	0.6%